INVESTMENTS (MORTGAGE LOANS) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually Evaluated for Impairment	$ 6	$ 37
Commercial Real Estate Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	6	37	$ 42
Charge-offs	0	(32)	(14)
Recoveries	(2)	(1)	0
Provisions	4	2	9
Ending balance	8	6	37
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Individually Evaluated for Impairment	$ 8	$ 6	$ 37